Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Grant revenue	$ 0	$ 81,526
Operating expenses:
Research and development	20,720,766	9,123,479
General and administrative	6,022,173	4,986,611
Total operating expenses	26,742,939	14,110,090
Loss from operations	(26,742,939)	(14,028,564)
Interest income	776,177	7,439
Net loss	$ (25,966,762)	$ (14,021,125)
Basic and diluted:
Net loss per common share (in dollars per share)	$ (14.29)	$ (12.39)
Weighted average shares outstanding (in shares)	1,817,282	1,131,546